Non-controlling Interest in GasLog Partners - Distribution Policy (Details) - GasLog Partners LP - $ / shares		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Common shares/units
Marginal percentage interest in distributions	98.00%
General partner units
Marginal percentage interest in distributions	2.00%
Minimum Quarterly Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.375
Minimum Quarterly Distribution | Common shares/units
Marginal percentage interest in distributions		98.00%
Minimum Quarterly Distribution | General partner units
Marginal percentage interest in distributions		2.00%
Minimum Quarterly Distribution | IDRs
Marginal percentage interest in distributions		0.00%
First Target Distribution | Minimum
Total Quarterly Distribution Target Amount		$ 0.375
First Target Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.43125
First Target Distribution | Common shares/units
Marginal percentage interest in distributions		98.00%
First Target Distribution | General partner units
Marginal percentage interest in distributions		2.00%
First Target Distribution | IDRs
Marginal percentage interest in distributions		0.00%
Second Target Distribution | Minimum
Total Quarterly Distribution Target Amount		$ 0.43125
Second Target Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.46875
Second Target Distribution | Common shares/units
Marginal percentage interest in distributions		85.00%
Second Target Distribution | General partner units
Marginal percentage interest in distributions		2.00%
Second Target Distribution | IDRs
Marginal percentage interest in distributions		13.00%
Thereafter | Minimum
Total Quarterly Distribution Target Amount		$ 0.46875
Thereafter | Common shares/units
Marginal percentage interest in distributions		75.00%
Thereafter | General partner units
Marginal percentage interest in distributions		2.00%
Thereafter | IDRs
Marginal percentage interest in distributions		23.00%